UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON D.C. 20549
FORM 13F
FORM 13F COVER PAGE
Report for the Calendar Year or Quarter Ended: December 31, 2010
Check here if Amendment [ ]; Amendment Number:
This Amendment (Check only one.):				 [ ] is a restatement.
								 [ ] adds new holdings entries.
Institutional Investment Manager Filing this Report:
				Name:			Pia Capital Management LP.
				Address: 		3 River Road
							Greenwich, CT 06807
				13F File Number: 28-

The institutional investment manager filing this report and the person by whom it is signedhereby represent that the person signing the report is authorized to submit it, that all informationcontained herein is true, correct and complete, and that it is understood that all required items,statements, schedules, lists, and tables, are considered integral parts of this submission.

Person Signing this Report on Behalf of Reporting Manager:
Name: 				Patrick Iuliano
Title: 				Chief Financial Officer and Head of Compliance
Phone: 				203-742-1607
Signature, 			Place, 			and Date of Signing:
PATRICK IULIANO			 Cos Cob, CT		February 4, 2011
Report Type (Check only one.):
      [ X] 13F HOLDINGS REPORT.
      [ ] 13F NOTICE.
      [ ] 13F COMBINATION REPORT.

List of Other Managers Reporting for this Manager:
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FORM 13F SUMMARY PAGE
Report Summary:
Number of Other Included Managers: 		0
Form 13F Information Table Entry Total: 	15
Form 13F Information Table Value Total: 	$55,414

List of Other Included Managers:
No. 13F File Number Name
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
FORM 13F INFORMATION TABLE
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																		Voting Authority
Name of Issuer		Title of Class		CUSIP	Value (x1000)	Quantity	Sh/Prn	Put/Call	Invstmt Dscretn	Other Managers	Sole	Shared	None

AMERICAN EXPRESS CO		COM		025816109	7511	175000		SH	CALL	SOLE
CAI INTERNATIONAL INC		COM		12477X106	1470	75000		SH		SOLE					75000
CF INDS HLDGS INC		COM		125269100	2703	20000		SH		SOLE					20000
CITIGROUP INC   		COM		172967101	2602	550000		SH		SOLE					550000
FORTINET INC    		COM		34959E109	2426	75000		SH		SOLE					75000
FORTINET INC    		COM		34959E109	2426	75000		SH	CALL	SOLE
ISHARES TR      		RUSSELL 2000	464287655	6258	80000		SH	PUT	SOLE
SANDISK CORP			COM		80004C101	1496	30000		SH		SOLE					30000
SKY-MOBI LTD     		SPONSORED ADS	83084G109	1126	210000		SH		SOLE					210000
SOURCEFIRE INC  		COM     	83616T108	2074	80000		SH		SOLE					80000
STILLWATER MNG CO               COM		86074Q102	5338	250000		SH		SOLE					250000
TERADATA CORP DEL               COM		88076W103	1955	47500		SH		SOLE					47500
UNITED STATES STL CORP NEW	COM		912909108	5842	100000		SH		SOLE					100000
VALERO ENERGY CORP NEW		COM		91913Y100	2890	125000		SH		SOLE					125000
WELLS FARGO & CO NEW		COM		949746101	9297	300000		SH	CALL	SOLE
